Consolidated Statement of Comprehensive Loss (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net loss	$ (195,392)	$ (7,015)	$ (16,301)
Foreign currency translation adjustment	(1,818)	(68)	97
Comprehensive loss	$ (197,210)	$ (7,083)	$ (16,204)